UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number       811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investment
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2010

Shares	Description (1)				Value

	Real Estate Investment Trust Common Stocks - 78.1% (62.0% of Total Investments)

	Diversified – 1.7%

53,281	Vornado Realty Trust				$4,557,125

	Industrial – 6.7%

426,100	AMB Property Corp.				11,278,867
562,700	ProLogis				6,628,606

	Total Industrial				17,907,473

	Office – 16.1%

136,650	Boston Properties, Inc.				11,358,348
374,900	Brandywine Realty Trust				4,592,525
194,900	HRPT Properties Trust				4,989,440
145,000	Corporate Office Properties				5,409,950
259,900	Douglas Emmett Inc.				4,550,849
200,350	Mack-Cali Realty Corporation				6,553,449
87,600	SL Green Realty Corporation				5,547,708

	Total Office				43,002,269

	Residential – 15.8%

404,300	Apartment Investment & Management Company, Class A				8,643,934
65,638	AvalonBay Communities, Inc.				6,821,757
337,000	Equity Residential				16,031,090
99,500	Essex Property Trust Inc.				10,889,280

	Total Residential				42,386,061

	Retail – 15.7%

54,150	Federal Realty Investment Trust				4,421,889
165,827	Macerich Company				7,122,270
189,950	Regency Centers Corporation				7,497,327
185,369	Simon Property Group, Inc.				17,191,121
128,850	Taubman Centers Inc.				5,747,999

	Total Retail				41,980,606

	Specialized – 22.1%

424,250	Health Care Property Investors Inc.				15,264,515
721,475	Host Hotels & Resorts Inc.				10,446,958
178,700	Public Storage, Inc.				17,341,044
239,900	Senior Housing Properties Trust				5,637,650
364,750	Sunstone Hotel Investors Inc., (2)				3,308,283
134,550	Ventas Inc.				6,938,744

	Total Specialized				58,937,194

	Total Real Estate Investment Trust Common Stocks (cost $160,616,470)				208,770,728

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 2.8% (2.3% of Total Investments)

	Office – 2.8%

340,756	HRPT Properties Trust, Preferred Convertible Bonds	6.500%		Baa3	$7,571,598

	Total Convertible Preferred Securities (cost $6,642,673)				7,571,598

Shares	Description (1)	Coupon			Value

	Real Estate Investment Trust Preferred Stocks – 31.4% (25.1% of Total Investments)

	Diversified – 1.1%

111,400	PS Business Parks, Inc., Series O	7.375%			$2,879,689

	Office – 12.5%

34,951	HRPT Properties Trust, Series B	9.875%			886,008
181,000	HRPT Properties Trust, Series C	7.125%			4,472,510
12,141	Highwoods Properties, Inc., Series A	8.625%			12,159,212
335,978	Lexington Realty Trust	7.550%			7,935,800
314,000	Parkway Properties, Inc.	8.000%			8,007,000

	Total Office				33,460,530

	Residential – 6.5%

511,100	Apartment Investment & Management Company, Series U	7.750%			12,966,607
179,300	Apartment Investment & Management Company, Series Y	7.875%			4,575,736

	Total Residential				17,542,343

	Retail – 2.3%

5,842	CBL & Associates Properties Inc., Series C	7.750%			143,129
21,151	CBL & Associates Properties Inc., Series D	7.375%			504,240
70,550	Glimcher Realty Trust, Series G	8.125%			1,724,948
152,800	Saul Centers, Inc.	8.000%			3,888,760

	Total Retail				6,261,077

	Specialized – 9.0%

103,300	Hersha Hospitality Trust, Series A	8.000%			2,530,850
611,000	Hospitality Properties Trust, Series C	7.000%			15,042,820
271,452	Sunstone Hotel Investors Inc., Series A	8.000%			6,666,861

	Total Specialized				24,240,531

	Total Real Estate Investment Trust Preferred Stocks (cost $82,182,654)				84,384,170

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 9.6% (7.7% of Total Investments)

	Industrial – 2.3%

$6,300	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	$6,126,750

	Office – 4.0%

7,750	Alexandria Real Estate Equities Inc., Convertible Bonds, 144A	3.700%	1/15/27	N/R	7,643,438
2,000	Kilroy Realty Limited Partnership, Convertible Bond, 144A	3.250%	4/15/12	N/R	1,995,000
1,200	SL Green Realty Corporation, Convertible Bond, 144A	3.000%	3/30/27	N/R	1,170,000

10,950	Total Office				10,808,438

	Retail – 3.3%

9,000	Macerich Company, Convertible Bond, 144A	3.250%	3/15/12	N/R	8,966,250

$26,250	Total Convertible Bonds (cost $23,871,237)				25,901,438

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 3.6% (2.9% of Total Investments)

$9,734	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $9,734,323, collateralized by $9,215,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $9,929,163	0.080%	10/01/10		$9,734,301

	Total Short-Term Investments (cost $9,734,301)				9,734,301

	Total Investments (cost $283,047,335) – 125.5%				336,362,235

	Borrowings – (24.1)% (4)(5)				(64,710,000)

	Other Assets Less Liabilities – (1.4)%				(3,560,812)

	Net Assets Applicable to Common Shares – 100%				$268,091,423

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Real Estate Investment Trust Common Stocks	$208,770,728	$—	$—	$208,770,728
Preferred Securities*	7,571,598	—	—	7,571,598
Real Estate Investment Trust Preferred Stocks	72,224,958	12,159,212	—	84,384,170
Convertible Bonds	—	25,901,438	—	25,901,438
Short-Term Investments	9,734,301	—	—	9,734,301

Total	$298,301,585	$38,060,650	$—	$336,362,235

*	Preferred Securities includes Convertible Preferred Securities, $25 par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments was $286,833,397.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$54,793,483
Depreciation	(5,264,645)

Net unrealized appreciation (depreciation) of investments	$49,528,838

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, as/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Borrowings Payable as a percentage of total investments is 19.2%.

(5)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $138,895,784 have been pledged as collateral for Borrowings.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010